CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IPO [Member]
Issuance and offering costs	$ 966
Private Placement [Member]
Issuance and offering costs		$ 247